STOCK OPTIONS AND AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 1999 Stock Incentive Plan [Member]	Jun. 15, 2009 2009 Employee Stock Plan [Member]	May 22, 2012 2009 Non-Employee Director Plan [Member]	Jun. 15, 2009 2009 Non-Employee Director Plan [Member]	May 22, 2012 2012 Stock Plan [Member] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 3,803,000	$ 4,186,000	$ 3,935,000
Total unrecognized compensation cost	4,200,000
Unrecognized compensation cost, period for recognition (in years)	1 year 336 days
Number of plans	5
Number of shares authorized							7,507,500	1,500,000	25,647	75,000	1,502,848
Award vesting rights (as a percent)							25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Option Term	10 years
Vested in period, total fair value				4,400,000
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	1,991,375
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 14.13
Weighted average remaining contractual term, outstanding at end of year (in years)	2 years 165 days
Aggregate intrinsic value, outstanding at end of year	2,641
Aggregate intrinsic value, exercisable at end of year	2,641
Granted (in shares)	0
Weighted average exercise price, granted (in dollars per share)	$ 0.00
Exercised (in shares)	(841,888)
Weighted average exercise price, exercised (in dollars per share)	$ 12.84
Forfeited or expired (in shares)	(162,811)
Weighted average exercise price, forfeited or expired (in dollars per share)	$ 16.62
Exercised (in shares)	986,676
Weighted average exercise price, Exercisable (in dollars per share)	$ 14.82
Weighted average remaining contractual life, exercisable at end of year (in years)	2 years 165 days
Outstanding at end of year (in shares)	986,676	1,991,375
Weighted average exercise price, outstanding at end of year (in dollars per share)	$ 14.82	$ 14.13
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised	3,247,000	1,277,000	477,000
Cash received from exercises	73,000	320,000	150,000
Tax benefit from exercises	$ 1,422,000	$ 1,576,000	$ 1,421,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year				518,756	518,736	485,498
Number of shares granted				302,175	290,706	261,356
Number of shares vested				(263,302)	(228,233)	(200,525)
Number of shares forfeited				(101,597)	(62,453)	(27,593)
Number of shares nonvested at end of year				456,032	518,756	518,736
Weighted average of shares fair value, nonvested at beginning of year				$ 16.65	$ 15.99	$ 15.63
Weighted average of shares fair value granted				$ 15.65	$ 17.00	$ 16.02
Weighted average of shares fair value vested				$ 16.63	$ 15.58	$ 14.87
Weighted average of shares fair value forfeited				$ 16.26	$ 16.61	$ 18.10
Weighted average of shares fair value, nonvested at end of year				$ 16.00	$ 16.65	$ 15.99